Financial and other investments - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2022 GBP (£) category	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)
Disclosure of financial assets [line items]
Number of different categories of financial and other investments | category	4
Other equity reserves	£ (4,563)	£ (5,094)	£ (3,895)	£ (4,223)
Gain on disposal of equity instruments measured at FVOCI	12
Retained earnings
Disclosure of financial assets [line items]
Gain on disposal of equity instruments measured at FVOCI	82
FVOCI debt
Disclosure of financial assets [line items]
Other equity reserves	£ 103	£ 111	£ 31	£ 48